Investments - Loans by Loan to Value (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
0% - 50%
Schedule Of Loans By Loan To Value Ratio [Line Items]
Loan to Value Ratio, minimum	0.00%	0.00%	0.00%
Loan to Value Ratio, maximum	50.00%	50.00%	50.00%
50% - 60%
Schedule Of Loans By Loan To Value Ratio [Line Items]
Loan to Value Ratio, minimum	50.00%	50.00%	50.00%
Loan to Value Ratio, maximum	60.00%	60.00%	60.00%
60% - 70%
Schedule Of Loans By Loan To Value Ratio [Line Items]
Loan to Value Ratio, minimum	60.00%	60.00%	60.00%
Loan to Value Ratio, maximum	70.00%	70.00%	70.00%
70% - 80%
Schedule Of Loans By Loan To Value Ratio [Line Items]
Loan to Value Ratio, minimum	70.00%	70.00%	70.00%
Loan to Value Ratio, maximum	80.00%	80.00%	80.00%
80% and above
Schedule Of Loans By Loan To Value Ratio [Line Items]
Loan to Value Ratio, minimum	80.00%	80.00%	80.00%